Segment Reporting (Details) - Schedule of segment reporting - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenues of services	$ 1,119,244	$ 330,788	$ 793,291	$ 2,132,680	$ 631,140
Commission and fee income on guarantee services, net	381,549	176,334	399,527	285,606	3,789
Total interest and fee income	1,291,030	1,270,039	2,414,667	2,479,836	2,882,828
Net (loss) income from operation	965,689	(328,959)	757,301	(854,606)	(2,557,110)
Depreciation and amortization	530,060	(539,327)
Capital expenditures
Income tax recovery (expense)	(346,381)	13,068
Segment (loss) profit from continuing operations	563,372	(460,397)	(757,301)	854,606	$ 2,557,110
Segment assets	64,665,668	64,843,504	66,642,978	67,703,161
Business conducted by Adrie and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	928,468	681
Commission and fee income on guarantee services, net		369
Total interest and fee income	372,445	423,692
Net (loss) income from operation	193,255	(305,055)
Depreciation and amortization	467,400	(135)
Capital expenditures
Income tax recovery (expense)	(119,869)	66,112
Segment (loss) profit from continuing operations	(66,008)	(386,275)
Segment assets	10,913,204	10,763,084
Business conducted by Lixin Cayman and its subsidiaries [Member]
Segment Reporting Information [Line Items]
Net revenues of services	329,397	330,107	726,866	2,057,400
Commission and fee income on guarantee services, net	436,561	175,965	527,023	285,606
Total interest and fee income	918,585	840,347	1,609,933	2,459,235
Net (loss) income from operation	772,434	(23,904)
Depreciation and amortization	62,660	(539,192)
Capital expenditures
Income tax recovery (expense)	(226,512)	(53,044)
Segment (loss) profit from continuing operations	629,380	(74,122)
Segment assets	54,524,207	$ 54,080,420
Elimination [Member]
Segment Reporting Information [Line Items]
Net revenues of services	(138,621)		(291,874)
Commission and fee income on guarantee services, net	(55,012)		(127,496)
Net (loss) income from operation
Depreciation and amortization
Capital expenditures
Income tax recovery (expense)
Segment (loss) profit from continuing operations
Segment assets	$ (771,743)